HOMES 2026-NQM6 TRUST ABS-15G

Exhibit 99.3

Schedule 2 - Clarifii Data Compare Report

Loan ID	Seller Loan ID	Redaction ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment